Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Capital Lease Obligations	Obligations related to Finance Leases

	December 31, 2021 $	December 31, 2020 $
Total obligations related to finance leases	1,268,990	1,340,922
Less current portion	(73,953)	(71,932)
Long-term obligations related to finance leases	1,195,037	1,268,990

Commitment Under Capital Leases
As at December 31, 2021, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.6 billion including imputed interest of $333.8 million repayable through 2034, as indicated below:

Year	Commitments as at December 31, 2021
2022	$136,959
2023	$135,459
2024	$132,011
2025	$129,725
2026	$305,457
Thereafter	$763,184

Schedule of Operating Leases
As at December 31, 2021, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
2026	$21,242	$23,934
Thereafter	$47,885	$53,988
Total	$154,095	$173,658
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2021, the Company had received $356.3 million of aggregate Head Lease receipts and had paid $310.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2021, $3.7 million (December 31, 2020 – $3.7 million) and $18.1 million (December 31, 2020 – $21.8 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.